FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Warrants to purchase preferred shares	$ 0	$ 2,072,536